Debt Schedule of Carrying Amount of Debt and Equity Components (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Net carrying amount of debt component	$ 0	$ 218,268
Convertible Subordinated Debt [Member]
Debt Instrument [Line Items]
Face value of convertible notes	0	223,604
Unamortized discount	0	(5,336)
Net carrying amount of debt component	0	218,268
Carrying amount of equity component	$ 31,831	$ 31,831